OPERATING SEGMENTS (Details 1) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Operating segments [Line Items]
Total assets	$ 220,113,618	$ 203,908,211
Total liabilities	(193,458,393)	(179,478,661)
Banking Colombia [Member]
Operating segments [Line Items]
Total assets	149,185,338	142,207,844
Total liabilities	(132,722,635)	(125,534,492)
Banking Panama [Member]
Operating segments [Line Items]
Total assets	31,116,800	28,119,504
Total liabilities	(27,761,479)	(25,040,470)
Banking El Salvador [Member]
Operating segments [Line Items]
Total assets	14,704,427	12,978,363
Total liabilities	(12,963,237)	(11,318,266)
Banking Guatemala [Member]
Operating segments [Line Items]
Total assets	13,556,250	12,191,869
Total liabilities	(12,209,984)	(10,847,895)
Trust [Member]
Operating segments [Line Items]
Total assets	580,205	493,078
Total liabilities	(86,524)	(80,904)
Investment banking [Member]
Operating segments [Line Items]
Total assets	1,779,618	1,423,883
Total liabilities	(40,741)	(48,192)
Brokerage [Member]
Operating segments [Line Items]
Total assets	301,851	283,171
Total liabilities	(57,765)	(56,789)
Off shore [Member]
Operating segments [Line Items]
Total assets	17,963,675	16,503,973
Total liabilities	(12,640,349)	(12,284,687)
All other segments [Member]
Operating segments [Line Items]
Total assets	9,638,514	8,767,762
Total liabilities	(2,336,273)	(2,300,511)
Total before elimination [Member]
Operating segments [Line Items]
Total assets	238,826,678	222,969,447
Total liabilities	(200,818,987)	(187,512,206)
Adjustments for consolidation [Member]
Operating segments [Line Items]
Total assets	(18,713,060)	(19,061,236)
Total liabilities	7,360,594	8,033,545
Total after Before Elimination [Member]
Operating segments [Line Items]
Total assets	220,113,618	203,908,211
Total liabilities	$ (193,458,393)	$ (179,478,661)